Capital Stock	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Capital Stock
12. Share Capital
The authorized share capital of Teekay at December 31, 2024, 2023, and 2022, was 25 million preference shares, with a par value of $1 per share, and 725 million common shares, with a par value of $0.001 per share. As at December 31, 2024, 85,163,078 common shares (2023 – 92,379,826) were issued, and 84,059,952 common shares (2023 – 91,006,182) were outstanding, 1,103,126 (2023 - 1,373,644) were held in treasury, and no preference shares were issued or outstanding.

In August 2022, Teekay's Board of Directors authorized the repurchase of up to $30 million of its common shares in the open market and other transactions. Following the completion of this share repurchase program in March 2023, Teekay's Board of Directors authorized four additional share repurchase programs in March 2023, June 2023, September 2024, and October 2024 for the repurchase of up to an additional $30 million, $25 million, $40 million and $40 million, respectively, of Teekay common shares in the open market, through privately-negotiated transactions and by any other means permitted under the rules of the U.S. Securities and Exchange Commission (or SEC).
During the year ended December 31, 2024, Teekay repurchased approximately 8.0 million of its common shares for $66.3 million, or an average of $8.24 per share, pursuant to its repurchase programs, which resulted in the Company recording a reduction of book value of share capital of $75.1 million and a reduction to accumulated deficit of $8.8 million. As at December 31, 2024, the total remaining share repurchase authorization under repurchase programs was $33.0 million.

During the year ended December 31, 2023, Teekay repurchased approximately 8.9 million of its common shares for $50.7 million, or an average of $5.69 per share pursuant to its repurchase programs, which resulted in the Company recording a reduction of book value of share capital of $84.3 million and a reduction to accumulated deficit of $33.6 million.

During the year ended December 31, 2022, Teekay repurchased approximately 3.8 million common shares for $15.3 million, or an average of $4.07 per share pursuant to the prior authorization, which resulted in the Company recording a reduction of book value of share capital of $35.8 million and a reduction to accumulated deficit of $20.4 million.

In June 2022, the Company authorized 5,000,000 additional common shares to be reserved for issuance pursuant to the 2013 Equity Incentive Plan (or the 2013 Plan).

Dividends may be declared and paid out of surplus, but if there is no surplus, dividends may be declared or paid out of the net profits for the fiscal year in which the dividend is declared and for the preceding fiscal year. Surplus is the excess of the net assets of the Company over the aggregated par value of the issued shares of Teekay. Subject to preferences that may apply to any preferred shares outstanding at the time, the holders of common shares are entitled to share equally in any dividends that the Board of Directors may declare from time to time out of funds legally available for dividends.

Equity-based compensation

In March 2013, the Company adopted the 2013 Plan and suspended the Company's 1995 Stock Option Plan and its 2003 Equity Incentive Plan. In March 2023, the Company adopted a 2023 Equity Incentive Plan (or the 2023 Plan and, together with the 2013 Plan, collectively referred to as the Plans) and suspended 2013 Plan. As at December 31, 2024, the Company had reserved 10,254,117 (2023 – 11,324,227) common shares pursuant to the Plans, for issuance upon the exercise of options or equity awards granted or to be granted.

During the year ended December 31, 2024, the Company granted no stock options under the 2023 Plan (2023 - options relating to 506,579 shares), to certain eligible officers, employees and non-management directors of the Company. The options under the Plans have ten-year terms and vest equally over three years from the grant date, with the exception of options granted to directors, which vest on their respective grant dates. All options outstanding as of December 31, 2024, expire between March 9, 2025, and June 7, 2033, ten years after the date of each respective grant.

A summary of the Company’s stock option activity and related information for the years ended December 31, 2024, 2023, and 2022, are as follows:

	December 31, 2024		December 31, 2023		December 31, 2022
	Options (000’s) #	Weighted-Average Exercise Price $	Options (000’s) #	Weighted-Average Exercise Price $	Options (000’s) #	Weighted-Average Exercise Price $
Outstanding – beginning of year	5,393	7.27	6,208	6.99	5,449	9.90
Granted	—	—	507	5.81	1,490	2.88
Exercised	(792)	3.43	(1,210)	3.89	(205)	3.98
Forfeited / expired	(221)	12.86	(112)	21.70	(526)	26.59
Outstanding – end of year	4,380	7.66	5,393	7.27	6,208	6.99
Exercisable – end of year	3,813	8.16	4,392	8.01	4,952	8.03

A summary of the Company’s non-vested stock option activity and related information for the years ended December 31, 2024, 2023 and 2022, are as follows:

	December 31, 2024		December 31, 2023		December 31, 2022
	Options (000’s) #	Weighted-Average Grant Date Fair Value $	Options (000’s) #	Weighted-Average Grant Date Fair Value $	Options (000’s) #	Weighted-Average Grant Date Fair Value $
Outstanding non-vested stock options – beginning of year	1,001	1.71	1,255	1.16	759	1.53
Granted	—	—	507	2.55	1,490	1.16
Vested	(434)	1.59	(761)	1.36	(853)	0.65
Forfeited	—	—	—	—	(141)	6.03
Outstanding non-vested stock options – end of year	567	1.81	1,001	1.71	1,255	1.16
No non-vested options were forfeited in 2024, 2023 or 2022.

As of December 31, 2024, there was no unrecognized compensation cost related to non-vested stock options granted under the Plans. During the years ended December 31, 2024, 2023, and 2022, the Company recognized $nil, $1.6 million and $1.1 million, respectively, of compensation cost relating to stock options granted under the Plans. The intrinsic value of options exercised was $3.6 million, $3.5 million and $0.1 million, respectively, during the years ended December 31, 2024, 2023, and 2022.

As at December 31, 2024, the intrinsic value was $7.1 million for outstanding stock options and $5.6 million for exercisable stock options (2023 – $10.5 million for outstanding stock options and $7.4 million for exercisable stock options). As at December 31, 2024, the weighted-average remaining life of options vested and expected to vest was 4.5 years (2023 – 5.5 years).

Further details regarding the Company’s outstanding and exercisable stock options at December 31, 2024 are as follows:

	Outstanding Options			Exercisable Options
Range of Exercise Prices	Options (000’s) #	Weighted- Average Remaining Life (Years)	Weighted- Average Exercise Price $	Options (000’s) #	Weighted- Average Remaining Life (Years)	Weighted- Average Exercise Price $
$0.00 – $4.99	1,850	6.1	3.36	1,549	5.8	3.45
$5.00 – $9.99	1,861	4.0	8.13	1,595	3.3	8.52
$10.00 – $19.99	510	2.2	10.18	510	2.2	10.18
$20.00 – $59.99	159	0.2	43.99	159	0.2	43.99
	4,380	4.5	7.66	3,813	4.0	8.16

There were no stock options granted during 2024. The weighted-average grant-date fair value of options granted during 2023 was $2.55. The fair value of the options granted was estimated on the date of the grant using the Black-Scholes option pricing model. The following weighted-average assumptions were used in computing the fair value of the options granted in 2023: expected volatility of 41.27%; expected life of 5.5 years; dividend yield of 0%; risk-free interest rate of 3.83%; and estimated forfeiture rate of 0%. The expected life of the options granted was estimated using the historical exercise behavior of employees. The expected volatility was based on historical volatility as calculated using historical data from October 4, 2021 (the announcement date of the divestment of the Teekay Gas Business) to the grant date.

The Company grants restricted stock units to certain eligible officers and employees of the Company. Each restricted stock unit is equal in value to one common share plus reinvested dividends or distributions from the grant date to the vesting date. The restricted stock units vest equally over three years from the grant date. Any portion of a restricted stock unit award that is not vested on the date of a recipient’s termination of service is canceled, unless their termination arises as a result of the recipient’s retirement and certain conditions are met, in which case the award will continue to vest in accordance with the vesting schedule. Upon vesting, the awards are paid to a substantial majority of the grantees in the form of common shares, net of withholding tax.

During 2024, the Company granted 273,657 restricted stock units with a fair value of $2.6 million to certain eligible officers and employees of the Company. During 2024, a total of 386,305 restricted stock units with a market value of $1.5 million vested, and that amount, net of withholding taxes, was paid to grantees by issuing 104,900 common shares, with the issuance of a remaining 180,965 shares deferred. During 2024, an additional 96,708 previously vested and deferred restricted stock units were released, net of withholding taxes, to grantees by issuing 44,967 common shares. During 2023, the Company granted 329,735 restricted stock units with a fair value of $1.9 million to certain of the Company’s employees. During 2023, a total of 651,135 restricted stock units with a market value of $2.0 million vested and that amount, net of withholding taxes, was paid to grantees by issuing 149,217 common shares, with the issuance of a remaining 354,580 shares deferred. During 2022, the Company granted 787,586 restricted stock units with a fair value of $2.3 million, to certain of the Company’s officers and employees. During 2022, a total of 631,706 restricted stock units with a market value of $2.2 million vested and that amount, net of withholding taxes, was paid to grantees by issuing 218,671 common shares, with the issuance of a remaining 243,171 shares deferred. For the year ended December 31, 2024, the Company recorded an expense of $2.6 million (2023 – $2.7 million, 2022 – $2.9 million) related to the restricted stock units.

The Company grants restricted stock awards to certain of the Company's non-management directors. Each restricted stock award is equal in value to one common share. Restricted stock awards vest immediately. Upon vesting, the value of the restricted stock units or restricted stock awards are paid to each grantee in the form of shares.

During 2024, the Company granted 70,385 (2023 – 47,330 and 2022 – 95,485) shares as restricted stock awards with a fair value of $0.7 million (2023 – $0.3 million and 2022 – $0.3 million), based on the quoted market price, to the Company’s non-management directors. During 2024, the Company issued 132,023 shares (2023 - 28,398) to restricted stock award grantees with a further 28,154 shares deferred (2023 - 18,932).

Equity-based Compensation of Subsidiaries

During 2024, 2023 and 2022, no stock options were granted by Teekay Tankers.

For the year ended December 31, 2024, equity-based compensation awards equivalent to a total of 5,512 Class A common shares (2023 – 8,188, 2022 – 16,648) were granted to Teekay Tankers' non-management directors as part of their annual compensation with an aggregate value of $0.4 million, (2023 - $0.3 million, 2022 - $0.3 million).
Teekay Tankers grants equity-based compensation awards as incentive-based compensation to certain employees of Teekay’s subsidiaries that provide services to Teekay Tankers and who, as of January 1, 2025, are employees of Teekay Tankers. During 2024, 2023 and 2022, Teekay Tankers granted restricted stock units with respect to 41,638, 63,699 and 104,185 Class A common shares of Teekay Tankers, respectively, with aggregate grant date fair values of $3.0 million, $2.3 million, and $1.9 million, respectively, based on Teekay Tankers’ closing unit or share prices on the grant dates.
Each restricted stock unit is equal in value to one of Teekay Tankers’ Class A common shares plus reinvested distributions or dividends from the grant date to the vesting date. The awards vest equally over three years from the grant date. Any portion of an award that is not vested on the date of a recipient’s termination of service is canceled, unless their termination arises as a result of the recipient’s retirement and certain conditions are met, in which case the restricted stock unit award will continue to vest in accordance with the vesting schedule. Upon vesting, the awards are paid to a substantial majority of the grantees in the form of common shares, net of withholding tax